Investment Objectives and Goals	Nov. 01, 2025
Catalyst Insider Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: CATALYST INSIDER INCOME FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund’s investment objective is current income.
Catalyst/SMH High Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: CATALYST/SMH HIGH INCOME FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund’s investment objective is income
Objective, Secondary [Text Block]	with capital appreciation as a secondary objective.
Catalyst/SMH Total Return Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: CATALYST/SMH TOTAL RETURN INCOME FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund’s investment objective is income and capital appreciation.
Catalyst/MAP Global Balanced Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: CATALYST/MAP GLOBAL BALANCED FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund’s investment objective is total return, which consists of current income and capital appreciation.
Catalyst/CIFC Senior Secured Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: CATALYST/CIFC SENIOR SECURED INCOME FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund’s investment objective is current income.
Catalyst Enhanced Income Strategy Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: CATALYST ENHANCED INCOME STRATEGY FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund’s investment objective is current income.